NOTE 4 - ACCRUED CONSULTING FEES	6 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
NOTE 4 - ACCRUED CONSULTING FEES

NOTE 4 – ACCRUED CONSULTING FEES

Accrued consulting fees consisted of the following:

	November 30, 2020	May 31, 2020
Due to Company Chief Executive Officer pursuant to Consulting Agreement dated March 1, 2017 – monthly compensation of $10,000	$121,397	$73,450
Due to wife of Company Chief Executive Officer pursuant to consulting agreement effective August 16, 2018 – monthly compensation of $15,000	248,100	165,100
Due to mother of Company Chief Executive Officer pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $5,000 to November 30, 2019	131,350	131,350
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated February 28, 2019) – monthly compensation of $5,000 to February 28, 2019	144,700	144,700

Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $1,000 to November 30, 2019	48,000	48,000
Due to two other service providers	52,000	52,000
Total	$745,547	$614,600

The accrued consulting fees balance changed as follows:

	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Balance, beginning of period	$614,600	$475,350
Compensation expense accrued pursuant to consulting agreements	150,000	369,000
Payments to consultants	(19,053)	(229,750)
Balance, end of period	$745,547	$614,600

See Note 9 (Commitments and Contingencies).